RELATED PARTY TRANSACTIONS (Details)	1 Months Ended					3 Months Ended	12 Months Ended
	Jul. 31, 2024 USD ($) installment shares	Jan. 31, 2024 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	May 31, 2022 USD ($) installment	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) installment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥) installment	Aug. 31, 2024 installment	Jul. 31, 2024 CNY (¥) installment	May 31, 2022 CNY (¥) installment	Jul. 01, 2019
Related Party Transaction
Sublicensing revenue from a related party									$ 5,000,000
Juventas Cell Therapy Ltd.
Related Party Transaction
Term of lease contract														1 year
Lease payments									60,000
Costs of leased equipment			$ 138,000	¥ 900,000
He Family GRAT | Related Party
Related Party Transaction
Shares issued | shares	100,000
Gross proceeds from the offering	$ 500,000
Human Longevity Inc | Related Party
Related Party Transaction
service charge							$ 8,000
Precision Autoimmune Therapeutics Co., Ltd
Related Party Transaction
Upfront payment					$ 10,000,000
Number of installments for upfront payment | installment					2								2
Sublicensing revenue from a related party									$ 5,000,000
Reimbursement of labor, preclinical and clinal expense						$ 4,400,000
Other receivables								$ 3,900,000
Equity investment amount					$ 3,000,000		$ 3,900,000			¥ 28,400,000			¥ 20,000,000
Number of installments | installment	3						3			3		3
Remaining installments | installment	2										2	2
Precision Autoimmune Therapeutics Co., Ltd | CASI China
Related Party Transaction
Equity investment amount	$ 3,900,000											¥ 28,400,000
Precision Autoimmune Therapeutics Co., Ltd | Related Party
Related Party Transaction
Other receivables		$ 500,000
Chairman and Chief Executive Officer | Related Party
Related Party Transaction
Shares issued | shares	200,000
Gross proceeds from the offering	$ 1,000,000